Mineral Properties, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Mineral Properties, Plant and Equipment	. MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Mineral properties	Plant and equipment	Construction- in-progress	Exploration and evaluation assets (1)	Total
Cost
Balance – December 31, 2019	$341,770	$175,323	$20,951	$13,750	$551,794
Leagold Acquisition (note 5(e))	909,715	380,545	28,525	—	1,318,785
Additions	89,305	35,887	53,912	—	179,104
Transfers	—	56,125	(67,746)	—	(11,621)
Disposals	—	(3,819)	—	—	(3,819)
Change in reclamation and closure cost asset	31,537	—	—	—	31,537
Balance – December 31, 2020	1,372,327	644,061	35,642	13,750	2,065,780
Premier Acquisition (note 5(a))	468,315	72,018	—	36,470	576,803
Investment in Greenstone (note 5(b))	57,739	42	—	1,297	59,078
Additions	168,231	144,213	142,869	—	455,313
Reclassified to assets held for sale (note 9)	(134,783)	(73,915)	—	—	(208,698)
Transfers	(5,438)	5,438	—	—	—
Disposals	(6,285)	(125,565)	—	—	(131,850)
Change in reclamation and closure cost asset	(16,608)	—	—	—	(16,608)
Foreign currency adjustment	(4,520)	(49)	(613)	(93)	(5,275)
Balance – December 31, 2021	$1,898,978	$666,243	$177,898	$51,424	$2,794,543

Accumulated depreciation
Balance – December 31, 2019	$18,722	$21,379	$—	$—	$40,101
Additions	72,012	97,083	—	—	169,095
Disposals	—	(2,139)	—	—	(2,139)
Balance – December 31, 2020	$90,734	$116,323	$—	$—	$207,057
Additions	115,778	111,470	—	—	227,248
Reclassified to assets held for sale (note 9)	(15,586)	(9,975)	—	—	(25,561)
Transfers	(2,720)	2,720	—	—	—
Disposals	(5,204)	(106,907)		—	(112,111)
Foreign currency adjustment	—	(9)	—	—	(9)
Balance – December 31, 2021	$183,002	$113,622	$—	$—	$296,624
Net book value
At December 31, 2020	$1,281,593	$527,738	$35,642	$13,750	$1,858,723
At December 31, 2021	$1,715,976	$552,621	$177,898	$51,424	$2,497,919
(1)Exploration and evaluation assets as at December 31, 2019 and 2020 have been included within mineral properties, plant and equipment in the consolidated statement of financial position to conform with the current period presentation.
During the year ended December 31, 2021, the Company capitalized $70.1 million, $66.4 million and $5.5 million of costs incurred at Santa Luz, Greenstone and Los Filos, respectively, to construction-in-progress (2020 – $45.2 million, $3.5 million, and $3.6 million of costs incurred at Castle Mountain, Santa Luz and Los Filos, respectively). In addition, the Company capitalized $1.6 million of borrowing costs incurred to construction-in-progress (2020 – nil) and $13.8 million of depreciation and depletion to mineral properties and construction-in-progress (2020 – $6.0 million).
10.    MINERAL PROPERTIES, PLANT AND EQUIPMENT (CONTINUED)
On commencement of commercial production at Castle Mountain on November 21, 2020, the Company transferred $56.1 million and $11.6 million from construction-in-progress to plant and equipment and inventories, respectively. The Company recognized pre-production net income of $1.6 million earned during the ramp-up of Castle Mountain in the statement of income for the year ended December 31, 2020.
In addition to amounts included in construction-in-progress and exploration and evaluation and evaluation assets, mineral properties at December 31, 2021 includes $510.7 million (2020 – $115.1 million) relating to the mineral interests at Los Filos, Santa Luz and Greenstone which are currently not subject to depletion.
Certain of the Company's mining properties are subject to royalty arrangements based on their NSRs, gross revenues and other measures. At December 31, 2021, the Company's significant royalty arrangements were as follows:

Mineral property	Royalty arrangements
Mesquite	Weighted average life of mine NSR of 2%
Castle Mountain	2.65% NSR
Los Filos	3% of gross sales at Xochipala concession; 1.5% EBITDA; 0.5% gross revenues
Aurizona	1.5% of gross sales; 3-5% sliding scale NSR based on gold price
Fazenda	0.75-1.5% of gross sales
RDM	1-1.5% of gross sales